Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 3,251	$ 3,926	$ 942
Prepaid expenses	32	43	76
Other current assets	5	3	1
Total assets	3,288	3,972	1,019
Current liabilities:
Accounts payable	224	244	297
Accrued liabilities	132	125	92
Derivative instruments	71	33	82
Total current liabilities	427	402	471
Total liabilities	427	402	471
Commitments and contingencies
Stockholders' equity:
Common stock, no par value; unlimited shares authorized; 13,643 shares issued and outstanding (2015-10,940)	74,515	74,515	69,401
Additional paid-in capital	42,231	42,134	41,437
Accumulated deficit	(115,128)	(114,322)	(111,533)
Accumulated other comprehensive income	1,243	1,243	1,243
Total stockholders’ equity	2,861	3,570	548
Total liabilities and stockholders’ equity	$ 3,288	$ 3,972	$ 1,019